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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  October 31

Date of reporting period:                         July 31, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Science and Technology Fund
ING International Growth Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS

ING Global Science and Technology Fund	as of July 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 96.4%
		BELGIUM: 0.8%
14,000	@, L	Option NV	$585,655
			585,655
		BERMUDA: 0.8%
12,700	@, L	Marvell Technology Group Ltd.	554,863
			554,863
		CAYMAN ISLANDS: 0.5%
23,100	@	O2Micro Intl. Ltd.	396,396
			396,396
		FINLAND: 0.7%
31,500		Nokia OYJ ADR	502,425
			502,425
		GERMANY: 1.5%
4,000		Merck KGaA	355,538
18,000		SAP AG ADR	770,760
			1,126,298
		GUERNSEY: 0.7%
16,500	@, L	Amdocs Ltd.	489,885
			489,885
		INDONESIA: 0.6%
17,692		Telekomunikasi Indonesia Tbk PT ADR	409,216
			409,216
		JAPAN: 3.6%
7,700		Hoya Corp.	950,159
27,300	L	Ibiden Co., Ltd.	733,136
55,000		Komatsu Ltd.	517,870
71,000		Shimadzu Corp.	455,005
			2,656,170
		RUSSIA: 0.7%
14,400	L	Mobile Telesystems OJSC ADR	510,624
			510,624
		SOUTH KOREA: 1.6%
2,100		Samsung Electronics Co., Ltd.	1,150,844
			1,150,844
		SWITZERLAND: 2.6%
6,300		Alcon, Inc.	721,665
8,800		Roche Holding AG	1,196,497
			1,918,162

PORTFOLIO OF INVESTMENTS

ING Global Science and Technology Fund	as of July 31, 2005 (Unaudited)(continued)

Shares			Value

		TAIWAN: 4.5%
27,000		High Tech Computer Corp.	$389,196
128,500		HON HAI Precision Industry Co., Ltd.	719,802
508,000		Lite-On Technology Corp.	597,630
671,000		Powerchip Semiconductor Corp.	491,461
178,600		Quanta Computer, Inc.	328,062
85,896		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	737,847
			3,263,998
		UNITED KINGDOM: 0.8%
100,300		Meggitt PLC	546,948
			546,948
		UNITED STATES: 77.0%
64,700	@, L	Abgenix, Inc.	670,939
14,700	@, L	ADC Telecommunications, Inc.	384,258
17,600	L	Adobe Systems, Inc.	521,664
18,600		Adtran, Inc.	497,736
26,200	@	Advanced Micro Devices, Inc.	526,096
34,000	@	Agere Systems, Inc.	380,460
18,900	@, L	Agilent Technologies, Inc.	495,936
34,500	@, L	Alamosa Holdings, Inc.	554,070
11,000	@	Amgen, Inc.	877,250
21,500	@	Apple Computer, Inc.	916,975
43,150		Applied Materials, Inc.	796,549
42,200	@, L	aQuantive, Inc.	795,892
18,600		Baxter Intl., Inc.	730,422
55,500	@, L	BEA Systems, Inc.	502,830
26,200	@, L	Broadcom Corp.	1,120,574
43,400	@, L	Cadence Design Systems, Inc.	698,306
10,100	@	Caremark Rx, Inc.	450,258
45,952	@	Cisco Systems, Inc.	879,981
12,200	@	Coherent, Inc.	415,288
98,400	@	Compuware Corp.	829,512
40,500	@	Comverse Technology, Inc.	1,024,245
7,400	@	Coventry Health Care, Inc.	523,402
18,100	@	Cytyc Corp.	451,776
26,100	@	Dell, Inc.	1,056,267
9,300	@, L	Electronic Arts, Inc.	535,680
72,650	@	EMC Corp.	994,579
8,000	@	Express Scripts, Inc.	418,400
16,775	@, L	First Horizon Pharmaceutical Corp.	356,972
18,300	@, L	Genentech, Inc.	1,634,739
8,100	L	Global Payments, Inc.	536,544
17,400		Goodrich Corp.	769,776
3,600	@	Google, Inc.	1,035,936
28,600		Harris Corp.	1,060,202
30,500		Hewlett-Packard Co.	750,910
58,700	@, L	Incyte Corp.	467,839
80,000	@, L	Informatica Corp.	845,600
27,171		Intel Corp.	737,421
13,600		International Business Machines Corp.	1,135,055
38,000		Intersil Corp.	736,060
7,700	@, L	Intuit, Inc.	369,600
36,300	@	Juniper Networks, Inc.	870,837
26,300	@, L	Keryx Biopharmaceuticals, Inc.	441,051
20,400	L	KLA-Tencor Corp.	1,054,680
12,700	@, L	Lam Research Corp.	361,315
10,800	@	LifePoint Hospitals, Inc.	505,008
13,500		Lockheed Martin Corp.	842,400
78,800	@, L	LSI Logic Corp.	769,088
52,300	@, L	Medarex, Inc.	509,925
7,400	@	Medco Health Solutions, Inc.	358,456
34,500	@, L	MEMC Electronic Materials, Inc.	586,155
32,700	@	Microsemi Corp.	698,145
28,088		Microsoft Corp.	719,334
13,500	@, L	Millipore Corp.	827,145

PORTFOLIO OF INVESTMENTS

ING Global Science and Technology Fund	as of July 31, 2005 (Unaudited)(continued)

Shares			Value

14,750	@, L	Momenta Pharmaceuticals, Inc.	$369,930
51,500		Motorola, Inc.	1,090,770
20,300	L	National Semiconductor Corp.	501,613
15,600	@	NCR Corp.	541,476
20,400	@	Nextel Communications, Inc.	709,920
21,700	@, L	Novellus Systems, Inc.	626,045
22,100	@, L	Noven Pharmaceuticals, Inc.	373,711
15,300	@	Nvidia Corp.	414,018
8,600	L	Omnicare, Inc.	396,460
127,800	@	OpenTV Corp.	424,296
61,192	@	Oracle Corp.	830,987
97,700	@, L	Powerwave Technologies, Inc.	1,120,619
14,000	@	Progress Software Corp.	435,260
20,500		QUALCOMM, Inc.	809,545
21,700		Raytheon Co.	853,461
26,900		Scientific-Atlanta, Inc.	1,035,650
31,400	@	Sirf Technology Holdings, Inc.	686,090
8,200	@	St. Jude Medical, Inc.	388,762
31,500	@, L	Symantec Corp.	692,055
34,150		Texas Instruments, Inc.	1,084,604
11,100	@	Triad Hospitals, Inc.	551,337
28,100	@, L	Ubiquitel, Inc.	256,834
12,600		Unitedhealth Group, Inc.	658,980
10,000	@, L	Varian Medical Systems, Inc.	392,600
15,400	@, L	Varian Semiconductor Equipment Associates, Inc.	639,408
5,200	@, L	Vertex Pharmaceuticals, Inc.	82,940
48,500	@, L	WebMD Corp.	514,585
7,200	@	WellPoint, Inc.	509,328
17,400	@, L	WMS Industries, Inc.	567,066
35,440	@	Yahoo!, Inc.	1,181,570
4,500	@, L	Zimmer Holdings, Inc.	370,620
			56,140,078
		Total Common Stock (Cost $57,345,627)	70,251,562

Principal Amount			Value

SHORT-TERM INVESTMENTS: 23.2%
	U.S. TREASURY OBLIGATION: 1.5%
$1,100,000	3.020%, due 08/11/05		$1,098,985
	Total U.S. Treasury Obligation (Cost $1,099,077)		1,098,985
	SECURITIES LENDING COLLATERALCC: 21.7%
15,828,386	The Bank of New York Institutional Cash Reserves Fund		15,828,386
	Total Securities Lending Collateral (Cost $15,828,386)		15,828,386
	Total Short-Term Investments (Cost $16,927,463)		16,927,371

	Total Investments In Securities
	(Cost $74,273,090)*	119.6%	$87,178,933
	Other Assets and Liabilities—Net	(19.6)%	(14,265,666)
	Net Assets	100.0%	$72,913,267

PORTFOLIO OF INVESTMENTS

ING Global Science and Technology Fund	as of July 31, 2005 (Unaudited)(continued)

	Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.
@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at July 31, 2005.
*	Cost for federal income tax purposes is $74,683,415.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$12,717,955
	Gross Unrealized Depreciation	(222,437)
	Net Unrealized Appreciation	$12,495,518

Industry	Percentage of Net Assets
Aerospace/Defense	4.1%
Biotechnology	6.5
Computers	10.2
Electronics	4.6
Healthcare-Products	4.8
Healthcare-Services	3.8
Internet	5.8
Leisure Time	0.8
Machinery-Construction and Mining	0.7
Pharmaceuticals	7.0
Semiconductors	20.6
Software	10.0
Telecommunications	17.5
U.S. Treasury Obligation	1.5
Securities Lending Collateral	21.7
Other assets and Liabilities, Net	(19.6)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS

ING International Growth Fund	as of July 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 98.8%
		AUSTRALIA: 4.0%
52,000		BHP Billiton Ltd.	$769,906
58,000		QBE Insurance Group Ltd.	742,238
40,300		Suncorp-Metway Ltd.	623,422
54,200		TABCORP Holdings Ltd.	653,971
			2,789,537
		AUSTRIA: 0.9%
32,400		Telekom Austria AG	654,698
			654,698
		BELGIUM: 2.2%
10,900		KBC Groep NV	869,274
7,200		Umicore	637,801
			1,507,075
		BRAZIL: 0.6%
4,200		Banco Itau Holding Financeira SA ADR	394,632
			394,632
		DENMARK: 0.8%
13,000		TDC A/S	585,024
			585,024
		FINLAND: 2.9%
30,843		Elisa Oyj	554,867
31,000		Fortum Oyj	567,448
27,684		Tietoenator Oyj	902,524
			2,024,839
		FRANCE: 10.9%
14,200		BNP Paribas	1,026,178
24,500		Credit Agricole SA	671,214
5,800		Lafarge SA	549,576
8,200		Peugeot SA	527,372
13,452		Sanofi-Aventis	1,163,302
6,200		Total SA	1,553,258
19,098		Veolia Environnement	742,951
7,200		Vinci SA	583,886
22,822		Vivendi Universal SA	726,043
			7,543,780
		GERMANY: 8.7%
39,100		Commerzbank AG	873,807
37,900		Deutsche Post AG	940,044
54,900		Deutsche Telekom AG	1,088,381
11,400		E.ON AG	1,055,208
8,500	L	Fresenius Medical Care AG	741,700
6,300		Merck KGaA	559,973
4,500		SAP AG	772,512
			6,031,625

PORTFOLIO OF INVESTMENTS

ING International Growth Fund	as of July 31, 2005 (Unaudited)(continued)

Shares			Value

		GREECE: 2.5%
15,706		Alpha Bank AE	$436,167
22,540		Coca-Cola Hellenic Bottling Co. SA	638,170
31,250		Hellenic Telecommunications Organization SA	637,014
			1,711,351
		HONG KONG: 2.7%
65,000		Cheung Kong Holdings Ltd.	698,707
168,000		Citic Pacific Ltd.	492,481
210,000		Hong Kong Exchanges and Clearing Ltd.	651,372
			1,842,560
		HUNGARY: 0.5%
4,500		OTP Bank Rt GDR	339,750
			339,750
		INDIA: 1.4%
17,000		ICICI Bank Ltd. ADR	448,970
15,500	#, L	Reliance Industries Ltd. GDR	500,650
			949,620
		INDONESIA: 0.5%
15,200		Telekomunikasi Indonesia Tbk PT ADR	351,576
			351,576
		IRELAND: 1.0%
39,800		Bank of Ireland	663,876
			663,876
		ISRAEL: 0.6%
13,200	L	Teva Pharmaceutical Industries Ltd. ADR	414,480
			414,480
		ITALY: 2.9%
134,559		Banca Intesa S.p.A.	654,508
42,900		Mediaset S.p.A.	522,494
256,100		Telecom Italia S.p.A.	835,766
			2,012,768
		JAPAN: 21.6%
125,000		Bosch Automotive Systems Corp.	712,735
24,200		Chubu Electric Power Co., Inc.	585,676
11,400		Don Quijote Co., Ltd.	650,668
180		East Japan Railway Co.	884,951
5,200		Hoya Corp.	641,666
14,200		Lawson, Inc.	510,020
29,000		Leopalace21 Corp.	473,519
114		Mitsubishi Tokyo Financial Group, Inc.	952,576
237		Mizuho Financial Group, Inc.	1,068,226
107,000		Nippon Shinpan Co., Ltd.	663,315
141		Nippon Telegraph & Telephone Corp.	618,586
64,800		Nissan Motor Co., Ltd.	674,806
161,000		Oki Electric Industry Co., Ltd.	528,605
4,200		ORIX Corp.	622,053
239,000		Showa Denko KK	602,418
90,000		Sumitomo Corp.	758,852
52,000		Sumitomo Electric Industries Ltd.	583,342
110,000		Sumitomo Trust & Banking Co., Ltd.	678,388
139,000		Taisei Corp.	460,921
57,000	L	Takashimaya Co., Ltd.	553,829
19,300		Takeda Pharmaceutical Co., Ltd.	988,824
187,000		Toshiba Corp.	727,029
			14,941,005

PORTFOLIO OF INVESTMENTS

ING International Growth Fund	as of July 31, 2005 (Unaudited)(continued)

Shares			Value

		NETHERLANDS: 6.0%
42,000	@	ASML Holding NV	$739,319
7,100		DSM NV	540,563
36,500		Koninklijke Philips Electronics NV	991,478
59,238		Royal Dutch Shell PLC	1,883,557
			4,154,917
		NORWAY: 0.7%
5,440		Norsk Hydro ASA	515,392
			515,392
		SINGAPORE: 0.7%
52,000		DBS Group Holdings Ltd.	502,883
			502,883
		SOUTH KOREA: 0.5%
1,320		Samsung Electronics Co., Ltd. GDR	364,866
			364,866
		SPAIN: 1.0%
23,700		Repsol YPF SA	663,075
			663,075
		SWEDEN: 1.8%
44,500		Swedish Match AB	557,247
16,100		Volvo AB	674,007
			1,231,254
		SWITZERLAND: 5.9%
13,030		Roche Holding AG	1,771,631
6,410		Swiss Reinsurance Co.	408,685
15,200		UBS AG	1,248,627
3,762	@	Zurich Financial Services AG	669,071
			4,098,014
		UNITED KINGDOM: 17.5%
24,100		Anglo American PLC	610,348
169,020		BP PLC	1,862,131
220,400		Centrica PLC	909,552
71,800		Diageo PLC	990,228
39,000		Enterprise Inns PLC	560,731
64,200		GlaxoSmithKline PLC	1,512,281
42,900		GUS PLC	682,672
83,135		HBOS PLC	1,263,475
119,800		Hilton Group PLC	611,001
257,700		Legal & General Group PLC	518,465
171,300		Rentokil Initial PLC	469,736
44,173		Royal Bank of Scotland Group PLC	1,314,486
84,400		Unilever PLC	817,313
			12,122,419
		Total Common Stock (Cost $61,736,182)	68,411,016

PORTFOLIO OF INVESTMENTS

ING International Growth Fund	as of July 31, 2005 (Unaudited)(continued)

Principal Amount				Value

SHORT-TERM INVESTMENTS: 3.5%
		Repurchase Agreement: 1.1%
$755,000		Morgan Stanley Repurchase Agreement dated 07/29/05, 3.300%, due 08/01/05, $755,208 to be received upon repurchase (Collateralized by $785,000 Federal Home Loan Bank 3.375%, Market Value plus accrued Interest $780,631, due 02/15/08)		$755,000
		Total Repurchase Agreement (Cost $755,000)		755,000
		Securities Lending CollateralCC: 2.4%
1,696,470		The Bank of New York Institutional Cash Reserves Fund		1,696,470
		Total Securities Lending Collateral (Cost $1,696,470)		1,696,470
		Total Short-Term Investments (Cost $2,451,470)		2,451,470
		Total Investments In Securities (Cost $64,187,652)*	102.3%	$70,862,486
		Other Assets and Liabilities—Net	(2.3)	(1,584,546)
		Net Assets	100.0%	$69,277,940
		Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at July 31, 2005.
	*	Cost for federal income tax purposes is $64,343,728.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$7,389,909
		Gross Unrealized Depreciation		(871,151)
		Net Unrealized Appreciation		$6,518,758

PORTFOLIO OF INVESTMENTS

ING International Growth Fund	as of July 31, 2005 (Unaudited)(continued)

Industry	Percentage of Net Assets
Agriculture	0.8%
Auto Manufacturers	2.7
Auto Parts and Equipment	1.0
Banks	20.3
Beverages	2.4
Building Materials	0.8
Chemicals	3.3
Commercial Services	0.7
Computers	1.3
Distribution/Wholesale	1.1
Diversified Financial Services	2.8
Electric	3.2
Electrical Components and Equipment	1.9
Electronics	2.4
Engineering and Construction	1.5
Entertainment	1.8
Food	1.2
Gas	1.3
Healthcare-Products	1.1
Holding Companies-Diversified	0.7
Insurance	3.4
Media	1.8
Mining	2.0
Oil and Gas	9.3
Pharmaceuticals	9.2
Real Estate	1.7
Retail	4.3
Semiconductors	1.6
Software	1.1
Telecommunications	8.4
Transportation	2.6
Water	1.1
Repurchase Agreement	1.1
Securities Lending Collateral	2.4
Other Assets and Liabilities, Net	(2.3)
Net Assets	100.0%

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Series Fund, Inc.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	September 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	September 23, 2005

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 23, 2005